Note 4 - Investment and Equity Securities (Details Textual)		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Equity Securities, FV-NI		$ 609,000	$ 710,000
Equity Securities, FV-NI, Unrealized Gain (Loss), Total	[1]	(101,000)	94,000
Equity Securities, FV-NI, Realized Gain (Loss), Total		0	0
Security Owned and Pledged as Collateral, Fair Value, Total		71,100,000	55,600,000
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax, Total		$ 0	41,000
Debt Securities, Available-for-sale, Unrealized Loss Position, Number of Positions		10
Available-for-sale Securities, Percentage of Portfolio		81.40%
Other-than-temporary Impairment Loss, Debt Securities, Available-for-sale, Total		$ 0	$ 0

[1]	Not within scope of ASC 606